TD Auto Finance LLC	Distribution Date: 08-May-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	20
Distribution Date	08-May-12
Record Date	07-May-12

Dates Covered	From and Including	To and Including
Collections Period	01-Apr-12	30-Apr-12
Accrual Period	09-Apr-12	07-May-12
30/360 Days	30
Actual/360 Days	29

Collateral Pool Balance Data	Number of Accounts	$ Amount
Pool Balance - Beginning of Period	91,947	$676,391,063.95
Collections of Installment Principal		34,606,695.46
Collections Attributable to Full Payoffs		16,949,428.32
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		1,494,523.40

Pool Balance - End of Period(EOP)	87,649	$623,340,416.77

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	29.67%

Ending Overcollateralization(O/C) Amount	$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	120.267%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$400,916.76	Trigger	Compliance?
Net Credit Loss Percentage	1.387%	8.00%	Yes
Cumulative Net Credit Losses	$29,140,645.45
Cumulative Recovery Ratio	50.857%

Delinquency Information:(1)	$ Amount	% of EOP Pool Bal.	# of Accounts
31-60 Days Delinquent	$14,954,606.43	2.399%	1,780
61-90 Days Delinquent	1,323,385.81	0.212%	130
91-120 Days Delinquent	254,037.25	0.041%	25
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	1,137,351.74	0.182%	111

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$2,714,774.80
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.43761%

	Current Month	Prior Month
Weighted Average A.P.R.	7.429%	7.408%
Weighted Average Remaining Term (months)	21.18	21.92
Weighted Average Seasoning (months)	48.68	47.80

TD Auto Finance LLC	Distribution Date: 08-May-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal	$34,606,695.46
Collections Attributable to Full Payoffs	16,949,428.32
Principal Amount of Repurchases	0.00
Recoveries on Loss Accounts	1,093,606.64
Collections of Interest	4,202,676.87
Investment Earnings	1.23
Reserve Account Draw	0.00

Total Sources	$56,852,408.52

Cash Uses
Servicer Fee	$563,659.22
Backup Servicer Fee	5,636.59
A Note Interest	226,165.36
First Priority Principal Distribution Amount	0.00
B Note Interest	114,101.63
Second Priority Principal Distribution Amount	0.00
C Note Interest	134,803.33
Third Priority Principal Distribution Amount	0.00
D Note Interest	320,449.07
Fourth Priority Principal Distribution Amount	0.00
Replenish Reserve Fund	0.00
Required Principal Distribution Amount	53,050,647.18
Indemnity Amounts	0.00
Additional Servicing Fees	0.00
Distribution to Class E Noteholders	2,436,946.14

Total Cash Uses	$56,852,408.52

Administrative Payment
Total Principal and Interest Sources	$56,852,408.52
Investment Earnings in Trust Account	(1.23)
Daily Collections Remitted	(56,852,407.29)
Reserve Account Draw	0.00
Servicer Fee	(563,659.22)
Distribution to Class E Noteholders	(2,436,946.14)

Payment Due to/(from) Trust Account	($3,000,605.36)

O/C Release (Prospectus pg S42)
Pool Balance	$623,340,416.77

Total Securities	$518,298,391.00

Adjusted O/C Amount	$105,042,025.77

Target Overcollateralization Amount	$105,042,025.77

O/C Release Period?	Yes

O/C Release	$2,436,946.14
Current Net Credit Loss Percentage	1.387%

	Required O/C
If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

TD Auto Finance LLC	Distribution Date: 08-May-12
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

Notes	Beginning Balance	Ending Balance	Ending Balance per $1000 Face	Principal Payment	Principal per $1000 Face	Interest Payment	Interest $1000 Face
Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-3 318,891,000.00 @ 0.91%	298,240,038.18	245,189,391.00	768.8815018	53,050,647.18	166.3598132	226,165.36	0.7092247
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$571,349,038.18	$518,298,391.00		$53,050,647.18		$795,519.39

*	Class A-2, A-3, B, C, and D interest is computed on a 30/360 basis.

Manager	03-May-12
(248) 427-2557	Date